Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information
Schedule of segment reporting information

	Year Ended December 31,
	2013	2014	2015
	$	$	$
One-time commissions	21,885,538	34,958,235	54,017,410
Related party	1,673,838	3,609,418	26,626,264
Third party	20,211,700	31,348,817	27,391,146
Recurring management fee	623,925	2,245,162	22,861,485
Related party	623,925	2,048,410	22,861,485
Third party	—	196,752	—
Recurring service fees	85,318	1,934,641	18,650,409
Related party	—	—	3,832,584
Third party	85,318	1,934,641	14,817,825

Total revenues	22,594,781	39,138,038	95,529,304